Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 3,018	$ 3,179	$ 3,019
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		(14,553)	(20,978)	(26,481)
Other non-investment and non-cash assets		2,658	(7,185)	(738)
Policyholder liabilities (including unallocated surplus of with-profits funds)		9,095	27,670	22,898
Other liabilities (including operational borrowings)		16	155	2,434
Investment income and interest payments included in profit before tax		(3,738)	(2,931)	(2,093)
Operating cash items:
Interest receipts		2,328	1,833	1,573
Interest payments		(11)	(25)	(40)
Dividend receipts		1,480	1,305	956
Tax paid		(453)	(551)	(322)
Other non-cash items		438	301	26
Net cash flows from operating activities	[2]	278	2,773	1,232
Cash flows from investing activities
Purchases of property, plant and equipment		(36)	(57)	(59)
Proceeds from disposal of property, plant and equipment			6
Acquisition of businesses and intangibles	[3]	(773)	(1,142)	(635)
Disposal of businesses	[4]	83		375
Net cash flows from investing activities		(726)	(1,193)	(319)
Structural borrowings of shareholder-financed operations:
Issuance of debt, net of costs	[5]	995	983	367
Redemption of debt	[5]	(1,250)		(504)
Fees paid to modify terms and conditions of debt issued by the Group	[5]			(182)
Interest paid	[5]	(314)	(294)	(506)
Payment of principal portion of lease liabilities		(118)	(128)	(124)
Equity capital:
Issues of ordinary share capital		2,382	13	22
External dividends:
Dividends paid to the Company's shareholders		(421)	(814)	(1,634)
Dividends paid to non-controlling interests		(9)	(18)
Net cash flows from financing activities		1,265	(258)	(2,561)
Net increase (decrease) in cash and cash equivalents from continuing operations		817	1,322	(1,648)
Cash and cash equivalents at beginning of year		8,018	6,965	15,442
Effect of exchange rate changes on cash and cash equivalents		(44)	70	203
Cash and cash equivalents at end of year		7,170	8,018	6,965
Comprising:
Cash and cash equivalents from continuing operations		7,170	6,397	5,005
Cash and cash equivalents from discontinued US operations			1,621	1,960
Discontinued US operations
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		2,317	(760)	(732)
External dividends:
Net decrease in cash and cash equivalents from discontinued operations	[6]	(1,621)	(339)	(1,342)
Cash and cash equivalents at beginning of year		$ 1,621	1,960	3,827
Cash and cash equivalents at end of year			1,621	1,960
Comprising:
Cash and cash equivalents from continuing operations			$ 1,621
Discontinued UK and Europe operations
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)				(386)
External dividends:
Net decrease in cash and cash equivalents from discontinued operations	[6]			(5,690)
Cash and cash equivalents at beginning of year				6,048
Effect of exchange rate changes on cash and cash equivalents				$ 78

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Included in net cash flows from operating activities are dividends from joint ventures and associates of $175 million (2020: $118 million; 2019: $95 million).
[3]	Cash flows from the acquisition of business and intangibles include amounts paid for distribution rights.
[4]	Disposal of businesses includes sale of subsidiaries, joint ventures and associates and investments that do not form part of the Group’s operating activities
[5]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[6]	The statement of cash flows is presented excluding intragroup cash flows between the continuing and discontinued operations. The 2019 effect of exchange rate changes included $78 million from discontinued UK and Europe operations up to demerger. See note D1.3 for details.